Employee Stock And Incentive Plan (Summary Of Nonvested RSU Transactions) (Details) (Restricted Stock Units [Member], USD $)	12 Months Ended
Dec. 31, 2011
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units
Granted, Number of Share Units	44,342
Vested, Number of Share Units
Forfeited, Number of Share Units
Nonvested share units at end of period, Number of Share Units	44,342
Nonvested share units at beginning of period, Weighted Average Fair Value
Granted, Weighted Average Fair Value	$ 22.21
Vested, Weighted Average Fair Value
Forfeited, Weighted Average Fair Value
Nonvested share units at end of period, Weighted Average Fair Value	$ 22.21